Stockholders' Equity	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY
7.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 25,000,000 authorized shares to 250,000,000 authorized shares.

On July 26, 2022, the Company effected a 7-for-6 forward stock split pursuant to which each shareholder of record as of the August 12, 2022, record date received one (1) additional share for each six (6) shares held as of the record date.

On August 4, 2022, the Company amended its Articles of Incorporation to increase its authorized common shares from 250,000,000 authorized shares to 291,666,666 authorized shares.

Activity during the Three Months Ended April 30, 2023

(a)	As of April 30, 2023, the Company holds 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the three months ended April 30, 2023.

Activity during the Three Months Ended April 30, 2022

(a)	In March 2022, the Company purchased 26,836 shares of its common stock for $89,196 and recorded the purchase as Treasury Stock. As of April 30, 2022, the Company holds 58,547 of its shares comprising the $193,633 of treasury stock.

8.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 25,000,000 authorized shares to 250,000,000 authorized shares.

On July 26, 2022, the Company effected a 7-for-6 forward stock split pursuant to which each shareholder of record as of the August 12, 2022, record date received one (1) additional share for each six (6) shares held as of the record date.

On August 4, 2022, the Company amended its Articles of Incorporation to increase its authorized common shares from 250,000,000 authorized shares to 291,666,666 authorized shares.

Activity during the Year Ended January 31, 2023

(a)	In March and May 2022, the Company purchased 35,584 shares of its common stock for $119,006 and recorded the purchase as Treasury Stock. In May and December 2022, the Company issued 33,397 shares of stock awards to management, directors and employees from the treasury shares and recorded the fair value of the compensation expense of $113,155. In December 2022, the Company issued 25,000 shares from the treasury shares to non-employees in connection of the termination of the Rambam license agreement. As of January 31, 2023, the Company holds 10,000 of its shares comprising the $32,641 of treasury stock.

(b)	On July 29, 2022, the Company received proceeds of $296,875 from the exercise of warrants and issued 55,417 shares of common stock.

(c)	In July 2022, the Company cancelled 1,400,000 shares received in connection with the settlement of a lawsuit. See Note 10 for further information.

Activity during the Year Ended January 31, 2022

(a)	On February 25, 2021, in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 94,962 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription Payable in the Company’s consolidated balance sheet as of January 31, 2021. In February 2021, BPM advanced a payment for the Company to Rambam in the amount of $57,000 for the license fee. The balance of the funds of $583,000 was received in February 2021. On February 15, 2021, the Company issued 14,583 shares of common stock, valued at $350,000, for consulting fees in connection with the Rambam License Agreement discussed in Note 10.

(b)	On February 25, 2021, the Company issued 6,536 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020. The Company has reflected $10,000 representing 1,090 shares as Subscription Payable in the Stockholders’ Equity in the Company’s consolidated balance sheet as of January 31, 2021.

(c)	On October 5, 2021, the Company, having been approved for the listing of its common stock on The Nasdaq Capital Market effective October 1, 2021, consummated a public offering (the “IPO”) of units (the “Units”), of common stock and warrants that were offered in the IPO on The Nasdaq Capital Market, which included 1,232,000 (each a “Unit”), each Unit consisting of one share of common stock, par value $0.001 per share, and one warrant (each a “Warrant”) at a price of $5.36 per Unit. Each Warrant is immediate exercisable, will entitle the holder to purchase one share of common stock at an exercise price of $6.43 and will expire five (5) years from the date of issuance. The underwriters’ over-allotment option was exercised for 184,800 warrants to purchase shares of common stock bringing to total net proceeds to the Company from the IPO to $5,836,230. The shares of common stock and Warrants are separately transferred immediately upon issuance.

(d)	During the year ended January 31, 2021, the Company issued 457,795 shares of its common stock and received proceeds of $2,942,970 from the exercise of 457,795 public warrants.

(e)	On October 25, 2021, the Company issued 20,005 shares of its common stock in exchange for the extinguishment of debt in the amount of $100,000. See Note 5 for further details.

(f)	On October 25, 2021, the Company issued 28,749 shares, valued at $144,000, for consulting services in connection with research and development expenses. The shares were issued in settlement of liabilities.

(g)	On October 5, 2021, in connection with the Company’s IPO, two former debtholders were issued an additional 84,233 warrants at an exercise of $5.36 per share in accordance with the anti-dilution provisions of their agreement. The fair value of the warrants issued amounted to $196,589 and the Company recorded the transaction as adeemed dividend related to the warrant round down. In October 2021, one of the debtholders exercised 42,117 warrants as a cashless warrant and was issued 17,381 shares of common stock.

(h)	In December 2021, the Company purchased 32,813 shares of its common stock for $104,467 and recorded the purchase as Treasury Stock as of January 31, 2022.

(i)	In January 2022, the Company issued 11,667 shares, valued at $66,900 for services in connection with investor relations for the Company.